Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
September 30, 2023
MCG-NPRT1-1123
1.9896344.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.	28,085	1,277,587
Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)	8,512	706,836
Playtika Holding Corp. (a)	4,787	46,099
Roblox Corp. (a)	110,510	3,200,370
Roku, Inc. Class A (a)	3,677	259,559
Spotify Technology SA (a)	33,749	5,218,945
TKO Group Holdings, Inc.	10,372	871,870
		10,303,679
Interactive Media & Services - 1.0%
Match Group, Inc. (a)	60,446	2,367,972
Pinterest, Inc. Class A (a)	142,801	3,859,911
Zoominfo Technologies, Inc. (a)	38,809	636,468
		6,864,351
Media - 1.4%
Cable One, Inc.	98	60,333
Liberty Broadband Corp.:
Class A (a)	829	75,364
Class C (a)	5,793	529,017
Nexstar Broadcasting Group, Inc. Class A	2,824	404,877
The Trade Desk, Inc. (a)	106,096	8,291,402
		9,360,993
TOTAL COMMUNICATION SERVICES		27,806,610
CONSUMER DISCRETIONARY - 12.7%
Broadline Retail - 0.9%
Coupang, Inc. Class A (a)	263,746	4,483,682
eBay, Inc.	7,976	351,662
Etsy, Inc. (a)	16,567	1,069,897
Ollie's Bargain Outlet Holdings, Inc. (a)	4,760	367,377
		6,272,618
Distributors - 0.5%
Pool Corp.	9,144	3,256,178
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)(b)	1,713	139,541
Grand Canyon Education, Inc. (a)	2,028	237,033
H&R Block, Inc.	23,675	1,019,446
Service Corp. International	12,863	734,992
		2,131,012
Hotels, Restaurants & Leisure - 5.6%
Caesars Entertainment, Inc. (a)	20,244	938,309
Cava Group, Inc. (b)	3,024	92,625
Choice Hotels International, Inc.	7,311	895,671
Churchill Downs, Inc.	17,110	1,985,444
Darden Restaurants, Inc.	13,569	1,943,352
Domino's Pizza, Inc.	8,517	3,226,154
Doordash, Inc. (a)	56,868	4,519,300
Draftkings Holdings, Inc. (a)	100,617	2,962,164
Expedia, Inc. (a)	25,304	2,608,083
Hilton Worldwide Holdings, Inc.	28,349	4,257,453
Norwegian Cruise Line Holdings Ltd. (a)(b)	24,514	403,991
Planet Fitness, Inc. (a)	9,783	481,128
Royal Caribbean Cruises Ltd. (a)	16,958	1,562,510
Texas Roadhouse, Inc. Class A	16,086	1,545,865
Travel+Leisure Co.	7,837	287,853
Vail Resorts, Inc.	911	202,142
Wendy's Co.	41,617	849,403
Wingstop, Inc.	7,206	1,295,927
Wyndham Hotels & Resorts, Inc.	1,436	99,859
Wynn Resorts Ltd.	1,524	140,833
Yum! Brands, Inc.	59,270	7,405,194
		37,703,260
Household Durables - 0.1%
NVR, Inc. (a)	63	375,688
Tempur Sealy International, Inc.	8,149	353,178
TopBuild Corp. (a)	496	124,794
		853,660
Leisure Products - 0.3%
Brunswick Corp.	1,370	108,230
Peloton Interactive, Inc. Class A (a)(b)	76,209	384,855
Polaris, Inc.	1,144	119,136
YETI Holdings, Inc. (a)	20,842	1,005,001
		1,617,222
Specialty Retail - 4.3%
Best Buy Co., Inc.	6,423	446,206
Burlington Stores, Inc. (a)	15,549	2,103,780
CarMax, Inc. (a)	2,128	150,513
Dick's Sporting Goods, Inc.	1,072	116,398
Five Below, Inc. (a)	13,185	2,121,467
Floor & Decor Holdings, Inc. Class A (a)(b)	25,044	2,266,482
Murphy U.S.A., Inc.	4,503	1,538,810
RH (a)	681	180,029
Ross Stores, Inc.	75,440	8,520,948
Tractor Supply Co. (b)	26,364	5,353,210
Ulta Beauty, Inc. (a)	12,041	4,809,777
Valvoline, Inc.	10,432	336,328
Victoria's Secret & Co. (a)	8,265	137,860
Wayfair LLC Class A (a)(b)	6,927	419,568
Williams-Sonoma, Inc. (b)	1,978	307,381
		28,808,757
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	14,638	1,291,511
Deckers Outdoor Corp. (a)	6,307	3,242,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,281	111,655
Tapestry, Inc.	3,650	104,938
		4,750,470
TOTAL CONSUMER DISCRETIONARY		85,393,177
CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	2,090	814,118
Brown-Forman Corp.:
Class A (b)	9,377	544,804
Class B (non-vtg.)	35,111	2,025,554
Celsius Holdings, Inc. (a)	11,523	1,977,347
		5,361,823
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies, Inc.	8,620	196,105
BJ's Wholesale Club Holdings, Inc. (a)	11,075	790,423
Casey's General Stores, Inc.	1,290	350,261
Performance Food Group Co. (a)	17,329	1,019,985
		2,356,774
Food Products - 0.5%
Freshpet, Inc. (a)(b)	3,021	199,023
Lamb Weston Holdings, Inc.	33,024	3,053,399
		3,252,422
Household Products - 1.3%
Church & Dwight Co., Inc.	52,690	4,827,985
The Clorox Co.	29,769	3,901,525
		8,729,510
TOTAL CONSUMER STAPLES		19,700,529
ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Halliburton Co.	43,476	1,760,778
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	27,242	326,359
APA Corp.	66,160	2,719,176
Cheniere Energy, Inc. (b)	58,383	9,689,243
Hess Corp.	37,337	5,712,561
New Fortress Energy, Inc. (b)	15,582	510,778
ONEOK, Inc.	5,918	375,379
Ovintiv, Inc.	27,365	1,301,753
Targa Resources Corp.	53,819	4,613,365
Texas Pacific Land Corp.	1,391	2,536,572
		27,785,186
TOTAL ENERGY		29,545,964
FINANCIALS - 10.5%
Banks - 0.5%
First Citizens Bancshares, Inc.	285	393,329
Nu Holdings Ltd. (a)	380,365	2,757,646
		3,150,975
Capital Markets - 4.8%
Ameriprise Financial, Inc.	25,312	8,344,860
Ares Management Corp.	38,573	3,968,005
Blue Owl Capital, Inc. Class A (b)	16,018	207,593
FactSet Research Systems, Inc.	9,237	4,038,971
Houlihan Lokey	904	96,836
KKR & Co. LP	38,253	2,356,385
LPL Financial	18,775	4,461,879
MarketAxess Holdings, Inc.	8,915	1,904,601
Morningstar, Inc.	6,185	1,448,774
MSCI, Inc.	9,244	4,742,912
TPG, Inc. (b)	4,476	134,817
Tradeweb Markets, Inc. Class A	9,583	768,557
XP, Inc. Class A	6,634	152,914
		32,627,104
Consumer Finance - 0.0%
SLM Corp.	21,316	290,324
Financial Services - 3.7%
Apollo Global Management, Inc.	125,610	11,274,749
Block, Inc. Class A (a)	48,559	2,149,221
Equitable Holdings, Inc.	86,022	2,442,165
Euronet Worldwide, Inc. (a)	5,678	450,720
FleetCor Technologies, Inc. (a)	16,089	4,108,165
Jack Henry & Associates, Inc.	5,548	838,525
Rocket Companies, Inc. (a)(b)	10,778	88,164
Shift4 Payments, Inc. (a)(b)	13,079	724,184
The Western Union Co.	13,231	174,385
Toast, Inc. (a)	85,249	1,596,714
UWM Holdings Corp. Class A (b)	8,061	39,096
WEX, Inc. (a)	4,712	886,280
		24,772,368
Insurance - 1.5%
Arch Capital Group Ltd. (a)	12,140	967,679
Arthur J. Gallagher & Co.	2,855	650,740
Brighthouse Financial, Inc. (a)	1,635	80,017
Brown & Brown, Inc.	22,257	1,554,429
Everest Re Group Ltd.	1,392	517,365
Kinsale Capital Group, Inc.	5,252	2,175,011
Lincoln National Corp.	3,781	93,353
Primerica, Inc.	5,664	1,098,873
RenaissanceRe Holdings Ltd.	3,202	633,740
RLI Corp.	2,138	290,533
Ryan Specialty Group Holdings, Inc. (a)(b)	22,322	1,080,385
Willis Towers Watson PLC	3,159	660,105
		9,802,230
TOTAL FINANCIALS		70,643,001
HEALTH CARE - 20.2%
Biotechnology - 5.0%
Alnylam Pharmaceuticals, Inc. (a)	23,929	4,237,826
Apellis Pharmaceuticals, Inc. (a)	23,995	912,770
BioMarin Pharmaceutical, Inc. (a)	5,315	470,271
Exact Sciences Corp. (a)	14,911	1,017,228
Exelixis, Inc. (a)	56,951	1,244,379
Horizon Therapeutics PLC (a)	47,663	5,514,132
Incyte Corp. (a)	32,741	1,891,448
Ionis Pharmaceuticals, Inc. (a)(b)	29,499	1,338,075
Karuna Therapeutics, Inc. (a)	7,649	1,293,369
Natera, Inc. (a)	24,909	1,102,223
Neurocrine Biosciences, Inc. (a)	23,257	2,616,413
Repligen Corp. (a)	5,905	938,954
Roivant Sciences Ltd. (a)	79,112	924,028
Sarepta Therapeutics, Inc. (a)	21,524	2,609,139
Seagen, Inc. (a)	33,739	7,157,729
Ultragenyx Pharmaceutical, Inc. (a)	16,274	580,168
		33,848,152
Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. (a)	18,379	5,611,476
DexCom, Inc. (a)	93,122	8,688,283
Globus Medical, Inc. (a)	8,099	402,115
IDEXX Laboratories, Inc. (a)	19,827	8,669,752
Inspire Medical Systems, Inc. (a)	6,918	1,372,808
Insulet Corp. (a)	16,682	2,660,612
Masimo Corp. (a)	10,386	910,644
Novocure Ltd. (a)	25,248	407,755
Penumbra, Inc. (a)	8,729	2,111,632
ResMed, Inc.	34,953	5,168,500
Shockwave Medical, Inc. (a)	8,726	1,737,347
Tandem Diabetes Care, Inc. (a)	2,071	43,015
		37,783,939
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)(b)	62,364	1,107,585
Cardinal Health, Inc.	31,421	2,727,971
Cencora, Inc.	38,914	7,003,353
Chemed Corp.	2,525	1,312,243
DaVita HealthCare Partners, Inc. (a)	12,994	1,228,323
Encompass Health Corp.	1,620	108,799
Molina Healthcare, Inc. (a)	7,565	2,480,488
		15,968,762
Health Care Technology - 1.1%
Certara, Inc. (a)	10,400	151,216
Doximity, Inc. (a)	12,567	266,672
Veeva Systems, Inc. Class A (a)	34,865	7,093,284
		7,511,172
Life Sciences Tools & Services - 5.9%
10X Genomics, Inc. (a)	22,089	911,171
Agilent Technologies, Inc.	57,806	6,463,867
Bio-Techne Corp.	35,315	2,403,892
Bruker Corp.	25,551	1,591,827
ICON PLC (a)	2,923	719,789
Illumina, Inc. (a)	11,343	1,557,167
IQVIA Holdings, Inc. (a)	41,147	8,095,672
Maravai LifeSciences Holdings, Inc. (a)	15,304	153,040
Medpace Holdings, Inc. (a)	5,606	1,357,381
Mettler-Toledo International, Inc. (a)	5,243	5,809,611
Sotera Health Co. (a)(b)	16,701	250,181
Waters Corp. (a)	14,095	3,864,990
West Pharmaceutical Services, Inc.	17,815	6,684,366
		39,862,954
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals PLC (a)	7,609	984,909
TOTAL HEALTH CARE		135,959,888
INDUSTRIALS - 19.4%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	16,743	3,331,690
BWX Technologies, Inc.	3,757	281,700
HEICO Corp.	9,785	1,584,485
HEICO Corp. Class A	17,320	2,238,090
Spirit AeroSystems Holdings, Inc. Class A	2,564	41,383
TransDigm Group, Inc. (a)	2,133	1,798,396
		9,275,744
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	21,551	1,856,188
Expeditors International of Washington, Inc.	4,943	566,616
		2,422,804
Building Products - 1.4%
A.O. Smith Corp.	3,159	208,905
Advanced Drain Systems, Inc. (b)	16,405	1,867,381
Allegion PLC	19,534	2,035,443
Armstrong World Industries, Inc.	3,145	226,440
Trane Technologies PLC	16,174	3,281,866
Trex Co., Inc. (a)	26,132	1,610,515
		9,230,550
Commercial Services & Supplies - 3.4%
Cintas Corp.	18,567	8,930,913
Copart, Inc.	206,575	8,901,317
MSA Safety, Inc.	1,498	236,160
RB Global, Inc. (b)	33,440	2,090,000
Rollins, Inc.	61,434	2,293,331
Tetra Tech, Inc.	2,308	350,885
		22,802,606
Construction & Engineering - 0.5%
EMCOR Group, Inc.	3,903	821,152
Quanta Services, Inc.	9,101	1,702,524
Valmont Industries, Inc.	329	79,029
Willscot Mobile Mini Holdings (a)	11,926	496,002
		3,098,707
Electrical Equipment - 1.5%
ChargePoint Holdings, Inc. Class A (a)(b)	71,882	357,254
Hubbell, Inc. Class B	5,880	1,842,851
Rockwell Automation, Inc.	27,664	7,908,308
Vertiv Holdings Co.	6,030	224,316
		10,332,729
Ground Transportation - 1.9%
Avis Budget Group, Inc. (a)	1,691	303,856
J.B. Hunt Transport Services, Inc.	3,903	735,794
Landstar System, Inc.	6,849	1,211,862
Lyft, Inc. (a)	80,796	851,590
Old Dominion Freight Lines, Inc.	22,110	9,046,085
Saia, Inc. (a)	703	280,251
U-Haul Holding Co. (b)	793	43,274
U-Haul Holding Co. (non-vtg.)	9,181	480,993
		12,953,705
Machinery - 1.2%
Allison Transmission Holdings, Inc.	2,121	125,266
Donaldson Co., Inc.	12,089	720,988
Graco, Inc.	16,446	1,198,584
IDEX Corp.	1,474	306,621
Lincoln Electric Holdings, Inc.	12,557	2,282,737
Otis Worldwide Corp.	5,872	471,580
Toro Co.	25,047	2,081,406
Xylem, Inc.	6,793	618,367
		7,805,549
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	57,990	742,852
Delta Air Lines, Inc.	7,878	291,486
		1,034,338
Professional Services - 5.2%
Booz Allen Hamilton Holding Corp. Class A	31,299	3,420,042
Broadridge Financial Solutions, Inc.	23,585	4,222,894
Ceridian HCM Holding, Inc. (a)(b)	3,052	207,078
Equifax, Inc.	20,300	3,718,554
FTI Consulting, Inc. (a)	1,481	264,225
Genpact Ltd.	10,741	388,824
KBR, Inc.	11,846	698,203
Paychex, Inc.	77,584	8,947,763
Paycom Software, Inc.	12,431	3,222,985
Paycor HCM, Inc. (a)(b)	6,088	138,989
Paylocity Holding Corp. (a)	10,106	1,836,260
Verisk Analytics, Inc.	34,353	8,115,553
		35,181,370
Trading Companies & Distributors - 2.4%
Fastenal Co.	102,966	5,626,062
Ferguson PLC	2,682	441,109
SiteOne Landscape Supply, Inc. (a)(b)	3,443	562,758
United Rentals, Inc.	3,386	1,505,314
W.W. Grainger, Inc.	10,747	7,435,204
Watsco, Inc. (b)	1,989	751,285
		16,321,732
TOTAL INDUSTRIALS		130,459,834
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.0%
Ubiquiti, Inc. (b)	844	122,633
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	70,619	5,931,290
CDW Corp.	30,652	6,184,348
Jabil, Inc.	19,279	2,446,312
Keysight Technologies, Inc. (a)	10,936	1,446,942
National Instruments Corp.	24,653	1,469,812
Vontier Corp.	12,655	391,293
Zebra Technologies Corp. Class A (a)	2,217	524,387
		18,394,384
IT Services - 3.6%
Cloudflare, Inc. (a)(b)	69,228	4,364,133
EPAM Systems, Inc. (a)	13,382	3,421,644
Gartner, Inc. (a)	18,479	6,349,569
Globant SA (a)(b)	9,920	1,962,672
GoDaddy, Inc. (a)	22,486	1,674,757
MongoDB, Inc. Class A (a)	15,811	5,468,392
Okta, Inc. (a)	2,313	188,533
Twilio, Inc. Class A (a)(b)	6,722	393,439
VeriSign, Inc. (a)	1,155	233,922
		24,057,061
Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems LLC (a)(b)	18,037	576,102
Enphase Energy, Inc. (a)	32,034	3,848,885
Entegris, Inc.	1,869	175,518
Lattice Semiconductor Corp. (a)(b)	32,782	2,816,957
Microchip Technology, Inc.	92,334	7,206,669
Monolithic Power Systems, Inc.	10,922	5,045,964
Teradyne, Inc.	31,250	3,139,375
Universal Display Corp.	5,081	797,666
		23,607,136
Software - 11.6%
Alteryx, Inc. Class A (a)(b)	14,734	555,324
ANSYS, Inc. (a)	17,237	5,128,869
AppLovin Corp. (a)	12,991	519,120
Bentley Systems, Inc. Class B	42,866	2,150,159
Confluent, Inc. (a)(b)	44,531	1,318,563
Crowdstrike Holdings, Inc. (a)	50,681	8,482,986
Datadog, Inc. Class A (a)	65,742	5,988,439
DocuSign, Inc. (a)	48,680	2,044,560
DoubleVerify Holdings, Inc. (a)	30,069	840,429
Dropbox, Inc. Class A (a)	55,228	1,503,858
Dynatrace, Inc. (a)	57,865	2,704,031
Elastic NV (a)	18,712	1,520,163
Fair Isaac Corp. (a)	5,833	5,066,135
Five9, Inc. (a)	17,108	1,100,044
Gen Digital, Inc.	20,796	367,673
GitLab, Inc. (a)	21,103	954,278
HashiCorp, Inc. (a)	16,004	365,371
HubSpot, Inc. (a)	10,993	5,414,053
Informatica, Inc. (a)(b)	795	16,751
Manhattan Associates, Inc. (a)	14,830	2,931,298
nCino, Inc. (a)(b)	1,510	48,018
New Relic, Inc. (a)	13,506	1,156,384
Nutanix, Inc. Class A (a)	13,432	468,508
Palantir Technologies, Inc. (a)	450,964	7,215,424
Pegasystems, Inc.	10,087	437,877
Procore Technologies, Inc. (a)	18,884	1,233,503
PTC, Inc. (a)	14,421	2,043,167
RingCentral, Inc. (a)(b)	20,527	608,215
SentinelOne, Inc. (a)	7,423	125,152
Smartsheet, Inc. (a)	30,187	1,221,366
Splunk, Inc. (a)	36,761	5,376,296
Teradata Corp. (a)	24,170	1,088,133
Tyler Technologies, Inc. (a)	7,574	2,924,624
UiPath, Inc. Class A (a)	69,330	1,186,236
Unity Software, Inc. (a)(b)	27,251	855,409
Zscaler, Inc. (a)	21,005	3,268,168
		78,228,584
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	42,435	1,090,580
NetApp, Inc.	20,191	1,532,093
Pure Storage, Inc. Class A (a)	52,923	1,885,117
		4,507,790
TOTAL INFORMATION TECHNOLOGY		148,917,588
MATERIALS - 1.3%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	5,695	153,196
FMC Corp.	4,477	299,825
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	33,695	60,988
PPG Industries, Inc.	14,184	1,841,083
RPM International, Inc.	5,845	554,164
The Scotts Miracle-Gro Co. Class A (b)	9,933	513,337
		3,422,593
Construction Materials - 0.4%
Eagle Materials, Inc.	5,567	927,017
Vulcan Materials Co.	7,016	1,417,372
		2,344,389
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA (b)	32,086	100,429
Avery Dennison Corp.	6,393	1,167,809
Graphic Packaging Holding Co.	39,197	873,309
Sealed Air Corp.	19,130	628,612
		2,770,159
TOTAL MATERIALS		8,537,141
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Equity Lifestyle Properties, Inc.	13,981	890,730
Iron Mountain, Inc.	34,505	2,051,322
Lamar Advertising Co. Class A	16,122	1,345,703
SBA Communications Corp. Class A	2,611	522,644
Simon Property Group, Inc.	17,031	1,839,859
Sun Communities, Inc.	6,448	763,056
UDR, Inc.	4,422	157,733
		7,571,047
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	41,850	3,217,847
TOTAL REAL ESTATE		10,788,894
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	98,227	1,493,050
Vistra Corp.	25,821	856,741
		2,349,791
TOTAL COMMON STOCKS (Cost $618,692,051)		670,102,417

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $97,881)	100,000	97,892

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,649,819	2,650,349
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	23,041,278	23,043,583
TOTAL MONEY MARKET FUNDS (Cost $25,693,931)		25,693,932

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $644,483,863)	695,894,241
NET OTHER ASSETS (LIABILITIES) - (3.4)% (g)	(22,762,778)
NET ASSETS - 100.0%	673,131,463

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2023	2,772,440	6,420	6,420

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,892.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $79,846 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,930,833	50,203,857	49,484,341	38,404	-	-	2,650,349	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	25,697,964	47,174,045	49,828,426	16,066	-	-	23,043,583	0.1%
Total	27,628,797	97,377,902	99,312,767	54,470	-	-	25,693,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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